Deposits - Schedule of Deposits (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Deposit Liability [Line Items]
Deposits	$ 86,282	$ 671,353	$ 516,303
Deposit, non-current [Member]
Deposit Liability [Line Items]
Deposits	$ 86,282	$ 671,353	$ 516,303